Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables.
Schedule of trade and other receivables

	December 31,	December 31,	As previously reported,
	2021	2020, restated*	December 31, 2020
Trade receivables	41,675	30,720	30,909
Deposits and prepayments	2,460	2,045	2,045
Other receivables	952	209	209
Total	45,087	32,974	33,163

* For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).